Fair value measurements	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Fair value measurements	Fair value measurements
The following tables present the Company's recurring fair value measurements within the fair value hierarchy. The Company did not have non-recurring fair value measurements as at December 31, 2023 and December 31, 2022 (in thousands $).

Short-term investments

Dec. 31, 2023	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	708	44	2	754
Private holdings	—	—	1,478	1,478
Total recurring fair value measurements	708	44	1,480	2,232

Dec. 31, 2022	Level 1	Level 2	Level 3	Total

Public equities and share purchase warrants	1,012	804	47	1,863
Private holdings	—	—	1,485	1,485
Total recurring fair value measurements	1,012	804	1,532	3,348

Co-investments

Dec. 31, 2023	Level 1	Level 2	Level 3	Total

Co-investments (1)	15,357	78,171	—	93,528
Total recurring fair value measurements	15,357	78,171	—	93,528

Dec. 31, 2022	Level 1	Level 2	Level 3	Total

Co-investments (1)	10,279	63,294	—	73,573
Total recurring fair value measurements	10,279	63,294	—	73,573
(1) Co-investments also include investments made in funds which the Company consolidates that directly hold publicly traded equities or precious metals.
Other assets

Dec. 31, 2023	Level 1	Level 2	Level 3	Total

Digital gold strategies	—	—	3,412	3,412
Assets attributable to non-controlling interest	1,706	13,733	—	15,439
Total recurring fair value measurements	1,706	13,733	3,412	18,851

Dec. 31, 2022	Level 1	Level 2	Level 3	Total

Digital gold strategies	—	—	3,778	3,778
Assets attributable to non-controlling interest	3,248	8,053	—	11,301
Total recurring fair value measurements	3,248	8,053	3,778	15,079

The following tables provides a summary of changes in the fair value of Level 3 financial assets (in thousands $):
Short-term investments

	Changes in the fair value of Level 3 measurements - Dec. 31, 2023
	Dec. 31, 2022	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2023
Share purchase warrants	47	48	(37)	(56)	2
Private holdings	1,485	—	—	(7)	1,478
Total	1,532	48	(37)	(63)	1,480

	Changes in the fair value of Level 3 measurements - Dec. 31, 2022
	Dec. 31, 2021	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2022
Share purchase warrants	135	(44)	—	(44)	47
Private holdings	2,020	—	—	(535)	1,485
Total	2,155	(44)	—	(579)	1,532
Other assets

	Changes in the fair value of Level 3 measurements - Dec. 31, 2023
	Dec. 31, 2022	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2023
Digital gold strategies	3,778	—	—	(366)	3,412
Total	3,778	—	—	(366)	3,412

	Changes in the fair value of Level 3 measurements - Dec. 31, 2022
	Dec. 31, 2021	Purchases and reclassifications	Sales	Net unrealized gains (losses) included in net income	Dec. 31, 2022
Digital gold strategies	7,060	—	—	(3,282)	3,778
Total	7,060	—	—	(3,282)	3,778

During the year ended December 31, 2023, the Company transferred public equities of $0.1 million (December 31, 2022 - $0.8 million) from Level 2 to Level 1 within the fair value hierarchy.
The following table presents the valuation techniques used by the Company in measuring fair values:

Type	Valuation technique
Public equities, precious metals and share purchase warrants	Fair values are determined using publicly available prices or pricing models which incorporate all available market-observable inputs.
Alternative funds and private equity funds	Fair values are based on the last available net asset value.
Fixed income securities	Fair values are based on independent market data providers or third-party broker quotes.
Private holdings (including digital gold strategies)	Fair values based on variety of valuation techniques, including discounted cash flows, comparable recent transactions and other techniques used by market participants.

The Company’s Level 3 securities consist of private holdings and share purchase warrants. The significant unobservable inputs used in these valuation techniques can vary considerably over time, and include gray market financing prices, volatility and discount rates. A significant change in any of these inputs in isolation would result in a material impact in fair value measurement. The potential impact of a 5% change in the significant unobservable inputs on profit or loss would be approximately $0.2 million (December 31, 2022 - $0.3 million).

Financial instruments not carried at fair value
The carrying amounts of fees receivable, other assets, accounts payable and accrued liabilities and compensation payable represent a reasonable approximation of fair value.